Related party transactions	12 Months Ended
Mar. 31, 2025
Related Party [Abstract]
Related party transactions	Related party transactions
Key management personnel includes executive officers. Other related parties include close family members of the key management personnel and entities controlled by the key management personnel.
The executive compensation expense to the top five key management personnel is as follows:

	2025	2024
	$	$

Short-term employee benefits and termination benefits	2,569	4,374
Share-based payments	11,963	11,778

Total compensation paid to key management personnel	14,532	16,152